LIQUIDITY, CONTINUED OPERATIONS, AND GOING CONCERN (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Net cash used in operating activities	$ 6,577,826	$ 5,375,684	$ 10,506,575	$ 9,404,443
Interest payable			559,060
Working capital			7,470,521
Working capital deficit	$ 9,121,533
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Accounts and related party payables			$ 662,321